Long-term debt and other financing arrangements (Details) (USD $)	0 Months Ended								0 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended					0 Months Ended	6 Months Ended		0 Months Ended				6 Months Ended							12 Months Ended								6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	May 06, 2014	May 15, 2012	May 16, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 06, 2014 Warrant one	May 06, 2014 Warrant two	May 06, 2014 Maximum	May 06, 2014 Minimum	Jun. 30, 2014 John Rochon, Jr. Richmont Street LLC	Dec. 31, 2013 John Rochon, Jr. Richmont Street LLC	Jun. 27, 2014 TLC Tamala L. Longaberger	Dec. 31, 2013 Convertible notes three	Jun. 17, 2013 Convertible notes three RCP V	Dec. 12, 2012 Convertible notes three RCP V	Jun. 30, 2014 Convertible notes three RCP V	Dec. 31, 2013 Convertible notes three RCP V	Dec. 31, 2012 Convertible notes three RCP V	Jun. 17, 2013 Convertible notes three RCP V Maximum	Jun. 30, 2014 Convertible notes three RCP V Maximum	Jun. 30, 2014 Promissory Note Tamala L. Longaberger	Mar. 14, 2013 Promissory Note TLC	Jun. 30, 2014 Promissory Note TLC	Dec. 31, 2013 Promissory Note TLC	Dec. 31, 2012 Promissory Note TLC	Jun. 30, 2014 Promissory Note TLC Tamala L. Longaberger	Jun. 27, 2014 Promissory Note TLC Tamala L. Longaberger	Jun. 30, 2014 Promissory Note AEI	Dec. 31, 2013 Promissory Note AEI	Oct. 22, 2013 Promissory Note AEI	Dec. 31, 2013 Term loan - Key Bank	Oct. 23, 2012 Term loan - Key Bank	Dec. 31, 2013 Term loan - Key Bank Key Bank's prime rate	Dec. 31, 2013 Term loan - Key Bank LIBOR	Jun. 30, 2014 Other, equipment notes	Dec. 31, 2013 Other, equipment notes	Jun. 30, 2014 Lines of Credit - Key Bank	Dec. 31, 2013 Lines of Credit - Key Bank	Jun. 30, 2014 Lines of Credit - Key Bank Maximum	Dec. 31, 2013 Lines of Credit - Key Bank Maximum	Jun. 30, 2014 Lines of Credit - Key Bank Key Bank's prime rate	Dec. 31, 2013 Lines of Credit - Key Bank Key Bank's prime rate	Jun. 30, 2014 Lines of Credit - Key Bank LIBOR	Dec. 31, 2013 Lines of Credit - Key Bank LIBOR	Jun. 30, 2014 Lines of Credit - UBS Margin Loan	Dec. 31, 2013 Lines of Credit - UBS Margin Loan
Convertible Notes Payable and Loans Payable
Total debt				$ 26,405,630	$ 26,723,396	$ 20,041,644								$ 20,881,096			$ 21,281,097	$ 20,881,096	$ 20,041,644			$ 42,000		$ 3,555,293	$ 3,734,695				$ 1,496,996	$ 1,649,880		$ 427,481				$ 30,244	$ 30,244
Less current maturities				711,398	1,128,674
Long-term debt				25,694,232	25,594,722	20,041,644
Interest rate of convertible agreements (as a percent)																4.00%	4.00%	4.00%				10.00%	2.63%	2.63%	2.63%				5.00%	5.00%		7.70%
Notes issued by the Company																20,000,000
Principal amount																20,000,000							4,000,000		4,000,000	4,000,000		42,000			1,700,000		6,500,000
Annual principal payments																1,333,333
Period from the Issuance Date after which debt can be prepaid															10 days	380 days
Number of common stock issuable on conversion (in shares)																				64,000,000	64,000,000
Conversion price (in dollars per share)															$ 0.33
Amount lent by the related party													42,000
Notice period of nonpayment default of debt																											12 months
Ownership percentage											100.00%	100.00%
Term of debt																							10 years
Available borrowings																																								12,000,000	12,000,000
Basis of interest rate																																		Key Bank's prime rate	LIBOR							Key Bank's prime rate	Key Bank's prime rate	LIBOR	LIBOR
Interest rate (as a percent)																																		5.75%	7.50%							1.75%	1.75%	3.50%	3.50%
Interest rate (as a percent)																																						3.94%	3.94%							1.65%	1.67%
Line of credit outstanding balance																																						6,633,250	8,067,573							1,174,174	1,663,534
Number of shares into which warrants are exercisable		1	1				250,000	125,000
Exercisable term of warrants		2 years	2 years						1 year	75 days
Exercise price of warrants (in dollars per share)	$ 0.55	$ 0.50	$ 0.50
Period of average closing price of common stock preceding the issuance	10 days
Fair value of warrants issued	$ 116,000